Pension Plans and Postretirement Benefits - Obligations and Funded Status (Parenthetical) (Detail) (Domestic Plans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Domestic Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Lump sum settlement to employees resulted in decrease in plan assets	$ 54,551